COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended
Jun. 30, 2020 USD ($) vessel large_range_2_tanker numberOfMetricTons numberOfSubsidiaries $ / metricTon
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of newbuild vessels | large_range_2_tanker	4
Installments and newbuilding supervision fees paid	$ 28,000,000.0
Remaining cost of vessels under construction	161,100,000
Newbuilding installment commitments due in 2020	18,700,000
Newbuilding installment commitments due in 2021	$ 142,400,000
Number of vessels with EGCS commitments	10
EGCS commitments	$ 3,700,000
Number of vessels with BWTS commitments | vessel	8
BWTS commitments	$ 1,600,000
Guarantee revocation period	15 days
Bunker Fuel Contract, October 2020 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitments, volume | numberOfMetricTons	5,000
Bunker Fuel Contract, January 2021 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitments, volume | numberOfMetricTons	5,000
Purchase commitment fixed price (in USD per MT) | $ / metricTon	232
January and February 2021 Delivery
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of newbuild vessels | large_range_2_tanker	2
August 2021 Delivery
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of newbuild vessels | large_range_2_tanker	2
TFG Marine
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee amount, subsidiary performance	$ 6,000,000.0
Number of affiliate's subsidiaries covered by guarantee | numberOfSubsidiaries	2
Guarantee amount, current exposure	$ 0
TFG Marine
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee amount, subsidiary performance	$ 50,000,000.0
Minimum | Bunker Fuel Contract, October 2020 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon	325
Maximum | Bunker Fuel Contract, October 2020 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon	365